Remuneration System for the Management Board and Employees of the Group - 2017 Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares Rate	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Stock Option Plans [Line Items]
Subscription right | Rate	110.00%
Exercisable stock options	72,650
Exercisable Shares	79,935
Exercised Stock Options	3,950
Management board [member]
Stock Option Plans [Line Items]
Exercisable stock options	8,197
Exercisable Shares	9,017
Exercised Stock Options	0
Executive Committee [Member]
Stock Option Plans [Line Items]
Exercisable stock options	16,996
Current and Former Employees
Stock Option Plans [Line Items]
Exercisable stock options	60,435
Exercisable Shares	66,497
Two Thousand Seventeen Stock Option Plan [Member]
Stock Option Plans [Line Items]
Exercisable stock options	68,305
Exercised Stock Options	4,345
Personnel expenses | €	€ 2,757	€ 62,780	€ 252,393
Exercise price of outstanding share options | € / shares	€ 55.52
Two Thousand Seventeen Stock Option Plan [Member] | Executive Committee [Member]
Stock Option Plans [Line Items]
Exercisable stock options	4,018
Exercisable Shares	4,421
Exercised Stock Options	0